STOCK COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Compensation Costs
For the periods presented, compensation expense for all types of stock-based compensation programs and the related income tax benefit recognized were as follows:

For the years ended December 31,	2017	2016	2015
Pre-tax compensation expense	$51,061	$54,785	$51,533
Related income tax benefit	13,684	17,148	17,109

Schedule of Activity Relating to the Grants of Stock Options
A summary of activity relating to grants of stock options for the year ended December 31, 2017 is as follows:

Stock Options	Shares	Weighted-Average Exercise Price (per share)	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of the period	6,192,008	$82.67	6.2 years
Granted	1,094,155	$108.06
Exercised	(1,133,511)	$69.64
Forfeited	(231,590)	$103.03
Outstanding as of December 31, 2017	5,921,062	$89.06	5.8 years	$141,893
Options exercisable as of December 31, 2017	3,699,469	$81.65	4.3 years	$116,067

Schedule of Fair Value Estimated on the Grant Date and the Weighted Average Assumptions
The fair value was estimated on the date of grant using a Black-Scholes option-pricing model and the following weighted-average assumptions:

For the years ended December 31,	2017	2016	2015
Dividend yields	2.4%	2.4%	2.1%
Expected volatility	17.2%	16.8%	20.7%
Risk-free interest rates	2.2%	1.5%	1.9%
Expected term in years	6.8	6.8	6.7

●	“Dividend yields” means the sum of dividends declared for the four most recent quarterly periods, divided by the average price of our Common Stock for the comparable periods;
●	“Expected volatility” means the historical volatility of our Common Stock over the expected term of each grant;
●	“Risk-free interest rates” means the U.S. Treasury yield curve rate in effect at the time of grant for periods within the contractual life of the stock option; and
●	“Expected term” means the period of time that stock options granted are expected to be outstanding based primarily on historical data.

Schedule of Outstanding Stock Options
The following table summarizes information about stock options outstanding as of December 31, 2017:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as of 12/31/17	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Number Exercisable as of 12/31/17	Weighted- Average Exercise Price
$33.40 - $81.73	1,985,084	3.4	$63.53	1,985,084	$63.53
$81.74 - $105.91	2,060,833	6.9	$97.25	929,199	$99.72
$105.92 - $111.76	1,875,145	7.1	$107.06	785,186	$106.04
$33.40 - $111.76	5,921,062	5.8	$89.06	3,699,469	$81.65

Schedule of Activity Relating to Grants of PSUs and RSUs
A summary of activity relating to grants of PSUs and RSUs for the period ended December 31, 2017 is as follows:

Performance Stock Units and Restricted Stock Units	Number of units	Weighted-average grant date fair value for equity awards (per unit)
Outstanding at beginning of year	828,228	$102.66
Granted	478,044	$110.97
Performance assumption change	21,305	$96.71
Vested	(277,261)	$109.35
Forfeited	(126,952)	$107.91
Outstanding at end of year	923,364	$103.11

Schedule of Information Pertaining to Fair Value of PSUs and RSUs Granted for Potential Future Distribution
The following table sets forth information about the fair value of the PSUs and RSUs granted for potential future distribution to employees and non-employee directors. In addition, the table provides assumptions used to determine the fair value of the market-based total shareholder return component using the Monte Carlo simulation model on the date of grant.

For the years ended December 31,	2017	2016	2015
Units granted	478,044	545,750	381,407
Weighted-average fair value at date of grant	$110.97	$93.55	$104.68
Monte Carlo simulation assumptions:
Estimated values	$46.85	$38.02	$61.22
Dividend yields	2.3%	2.5%	2.0%
Expected volatility	20.4%	17.0%	14.9%

●	“Estimated values” means the fair value for the market-based total shareholder return component of each PSU at the date of grant using a Monte Carlo simulation model;
●	“Dividend yields” means the sum of dividends declared for the four most recent quarterly periods, divided by the average price of our Common Stock for the comparable periods;
●	“Expected volatility” means the historical volatility of our Common Stock over the expected term of each grant.